Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Income Per Share (Q3) (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	15,208	22,188	22,647,000	13,331,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	9,610	8,566	8,525,000	8,082,000
Restricted Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	5,598	13,622	14,122,000	5,249,000